Fixed assets	12 Months Ended
Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Fixed assets

NOTE 8    Fixed assets

8.1    Depreciation and amortization

In 2017, depreciation and amortization of intangible assets amounted to 2,138 million euros as compared to 2,195 million euros in 2016 and 2,062 million euros in 2015 (see Note 8.3) and depreciation and amortization of property, plant and equipment amounted to 4,708 million euros as compared to 4,533 million euros in 2016 and 4,403 million euros in 2015 (see Note 8.4). The 118 million euros increase in depreciation and amortization in 2017 was mainly due to the effect of the increase in investment on very high-speed broadband networks (4G and fiber optic) in France, Spain and Poland. In 2016, the 263 million euros increase in depreciation and amortization was largely due to the effect of the acquisitions of Jazztel and Médi Telecom in July 2015 for 124 million euros and 65 million euros respectively.

Accounting policies

Assets are depreciated to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by fiber optic). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 8 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, fiber optics and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.2    Impairment of fixed assets

(in millions of euros)	2017	2016	2015
Democratic Republic of the Congo	(119)	(14)	-
Niger	(52)	(26)	-
Egypt	2	(152)	-
Armenia	-	-	(27)
Other	(21)	(15)	(11)
Total of impairment of fixed assets	(190)	(207)	(38)

The impairment of fixed assets results from the impairment tests on Cash-Generating Units (CGUs) described in Note 7.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

Key assumptions and sources of sensitivity used in the assessment of recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated operations (see Note 7.3), which affect the sales base and potentially the level of brand fees.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.1%	1.3%	1.0%
Post-tax discount rate	7.6%	7.8%	7.5%
Pre-tax discount rate	8.9%	9.2%	9.0%

(in billions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Excess at 100% of the recoverable amount over the carrying value tested	2.2	2.1	2.0
Effect at 100% on the recoverable amount of:
a variation of 10% in cash flows of terminal year	0.4	0.4	0.4
a decrease by 1% in perpetuity growth rate	0.6	0.6	0.5
an increase by 1% in post-tax discount rate	0.7	0.7	0.7

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash flow independent of the cash flows generated by Cash-Generating Units. The recoverable amount is therefore determined on the level of CGU (or CGU group) to which belong the assets, according to a method similar to the one for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties (and included in the business plan) discounted in perpetuity, less the costs attributable to the brand’s owner.

8.3    Other intangible assets

	December 31, 2017				December 31, 2016	December 31, 2015
(in millions of euros)	Gross value	Accumulated depreciation and amortization	Accumulated impairment	Net book value	Net book value	Net book value
Telecommunications licenses	10,557	(4,168)	(156)	6,233	6,440	5,842
Orange brand	3,133	-	-	3,133	3,133	3,133
Other brands	1,093	(94)	(911)	88	102	137
Customer bases	4,990	(4,425)	(10)	555	703	729
Software	11,868	(7,890)	(32)	3,946	3,781	3,815
Other intangible assets	1,743	(1,170)	(189)	384	443	671
Total	33,384	(17,747)	(1,298)	14,339	14,602	14,327

(in millions of euros)	2017	2016	2015
Net book value of other intangible assets in the opening balance	14,602	14,327	11,811
Acquisitions of other intangible assets	1,893	3,007	2,771
o/w telecommunications licenses (1)	318	1,521	1,285
Impact of changes in the scope of consolidation	(13)	144	1,805
Disposals	(7)	(3)	(9)
Depreciation and amortization	(2,138)	(2,195)	(2,062)
Impairment (2)	(55)	(183)	(20)
Translation adjustment	(74)	(363)	46
Reclassifications and other items	131	(132)	(15)
Reclassifications to assets held for sale	-	-	-
Net book value of other intangible assets in the closing balance	14,339	14,602	14,327

(1) Relates to the acquisition in 2017 of licenses for 152 million euros in Mali. In 2016, related to the acquisitions of licenses for 719 million euros in Poland, for 377 million euros in Egypt, for 146 million euros in Côte d’Ivoire and for 142 million euros in Jordan. In 2015, related to the acquisition in France of two 700 MHz spectrum blocks for 954 million euros (including frequency spectrum re-farming fees) and the acquisitions of licenses for 114 million euros in Cameroon and for 91 million euros in Jordan.

(2) Includes impairment detailed in Note 7.1.

Information on telecommunication licenses at December 31, 2017

Orange’s principal commitments under licenses awarded are disclosed in Note 14.

(in millions of euros)	Gross value	Net book value	Residual useful life (1)
LTE (4 licenses) (2)	2,183	1,882	13.8 to 18.9
UMTS (2 licenses)	914	310	3.7 and 12.4
GSM	266	52	3.5
France	3,363	2,244
LTE (3 licenses)	535	433	12 to 13.4
UMTS	639	57	2.3
GSM (2 licenses)	336	213	5.7 and 13
Spain	1,510	703
LTE (3 licenses)	813	703	10 and 13.1
UMTS (2 licenses)	404	116	0.6 and 5
GSM (2 licenses)	143	67	9.6 and 11.5
Poland	1,360	886
LTE	380	373	14.0
UMTS	128	53	14.0
GSM (2 licenses)	361	43	14.0
Egypt	869	469
LTE	40	34	17.2
UMTS	27	13	14.5
GSM	722	211	13.3
Maroc	789	258
LTE	184	138	11.3
UMTS	61	31	11.3
GSM	292	163	11.3
Romania	537	332
LTE	84	70	12.4
UMTS (3 licenses)	135	101	7.2 to 15.0
GSM	180	120	11.3
Jordan	399	291
LTE (2 licenses)	140	113	9.4 and 15.9
UMTS	149	30	3.3
GSM	76	46	3.2
Belgium	365	189
Other	1,365	861
Total	10,557	6,233

(1) In number of years, at December 31, 2017.
(2) Comprises the 700 MHz license of which the spectrum will be technology neutral.

Internal costs capitalized as intangible assets

(in millions of euros)	2017	2016	2015
Labor expenses	373	392	391
Total	373	392	391

Accounting policies

Intangible assets consist mainly of acquired brands, acquired customer bases, telecommunication licenses and software, as well as operating rights granted under certain concession agreement and rights of use of transmission cables.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunication licenses, are expensed in the relevant periods.

Indefeasible Rights of Use (IRUs) acquired by the Group correspond to the rights to use transmission cable or capacity (mainly submarine cables) granted for a fixed period. IRUs are recognized as assets when the Group has the right to use identified optical fibers or dedicated wavelength bandwidth, and the right duration represents a major part of the economic life of the underlying asset.

The operating rights granted under certain concession arrangements give right to charge users of the public service (see Note 4.1).

8.4    Property, plant and equipment

	December 31, 2017				December 31, 2016	December 31, 2015
(in millions of euros)	Gross value	Accumulated depreciation and amortization	Accumulated impairment	Net book value	Net book value	Net book value
Land and buildings	7,777	(4,982)	(260)	2,535	2,661	2,733
Networks and terminals	83,771	(60,608)	(283)	22,880	21,984	21,194
IT equipment	3,949	(3,134)	(13)	802	784	787
Other property, plant and equipment	1,595	(1,136)	(11)	448	483	409
Total	97,092	(69,860)	(567)	26,665	25,912	25,123

(in millions of euros)	2017	2016	2015
Net book value of property, plant and equipment in the opening balance	25,912	25,123	23,314
Acquisitions of property, plant and equipment	5,677	5,576	5,043
o/w finance leases	43	91	43
Impact of changes in the scope of consolidation (1)	0	242	1,071
Disposals and retirements	(35)	(25)	(39)
Depreciation and amortization	(4,708)	(4,533)	(4,403)
Impairment (2)	(135)	(48)	(18)
Translation adjustment	(44)	(607)	63
Reclassifications and other items	(2)	184	92
Reclassifications to assets held for sale	-	-	-
Net book value of property, plant and equipment in the closing balance	26,665	25,912	25,123

(1) In 2016, mainly related to the acquisitions of entities in Africa (Liberia, Congo (DRC), Burkina Faso and Sierra Leone). In 2015, mainly related to Jazztel and Médi Telecom.
(2) Includes impairment detailed in note 7.1.

Accounting policies

Property, plant and equipment mainly comprise network facilities and equipment.

The gross value of property, plants and equipment is made up of their acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or prolong its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling, removing and restoring the site occupied due to the obligation incurred by the Group.

The roll-out of assets by stage, especially for network assets, in the Group’s assessment, does not generally require a substantial period of preparation for the Group. As a consequence, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

The assets acquired in form of finance lease do not affect the cash flow on acquisition. However, the subsequent rental payments during the leasing period represent interest payments (cash flow on operating activities) and capital repayments (cash flow on financing activities).

The majority of the assets held under finance lease are network buildings. The land and buildings hosting radio sites may belong to the Group, or be held through a finance lease, or be available under an operating lease or be simply made available.

The lease agreements of office buildings and points of sale are generally qualified as operating leases and the future lease payments are disclosed as unrecognized contractual commitments in Note 14.

Simultaneously the equipment, very often generic, of which the risks and rewards of ownership have been transferred from the Group to third parties via a lease, is considered as sold.

In France, the regulatory framework governing the fiber optic network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled-out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the terminal section of networks is classified as a joint operation in accordance with IFRS 11 "Partnerships": Orange only recognizes as an asset its share of the network assets self-built or purchased to other co-financing operators.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure, active equipment or even spectrum. Accordingly, in Poland, the arrangements with Deutsche Telekom have been qualified as a joint operation: the access network infrastructures and related equipment are recognized as fixed assets for the Group’s share of assets installed by the Group or Deutsche Telekom in their own geographical area.

In some African countries, the Group has also entered into sharing arrangements with TowerCos (companies operating telecom towers). These TowerCos enable mobile operators, including Orange, to share sites, passive infrastructure and related services (by managing the mobile operators’ sites and/or acquiring or building sites). The unit of account and the specific features of each arrangement lead the Group to generally qualify these transactions as a service. The long-term commitments resulting from these arrangements are presented as unrecognized contractual commitments (see Note 14).

Property, plant and equipment held under finance leases

	December 31, 2017	December 31, 2016	December 31, 2015
(in millions of euros)	Net book value	Net book value	Net book value
Land and buildings	454	484	457
Networks and terminals	53	47	67
IT Equipment and other	21	21	22
Total	528	552	546

Internal costs capitalized as property, plant and equipment

(in millions of euros)	2017	2016	2015
Labor expenses	466	417	401
Total	466	417	401

8.5	Fixed assets payables

(in millions of euros)	2017	2016	2015
Fixed assets payables in the opening balance	3,707	3,732	2,355
Business related variations (1)	55	(20)	1,304
Changes in the scope of consolidation	0	17	75
Translation adjustment	(32)	(90)	10
Reclassifications and other items	(74)	68	(12)
Reclassification to assets held for sale	-	-	-
Fixed assets payables in the closing balance	3,656	3,707	3,732
o/w long-term fixed assets payables	610	907	1,004
o/w short-term fixed assets payables	3,046	2,800	2,728

(1) In 2015, mainly related to the 700 MHz license debt in France to settle from 2016 to 2018.

Accounting policies

These payables are generated from trading activities. The payment terms can be over several years in the case of infrastructure roll-out and license acquisition. The payables due in more than 12 months are presented in non-current items. For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Trade payables also include those that the supplier may have sold with or without notifying financial institutions in a direct or reverse factoring arrangement (see Note 5.6).

Firm purchase commitments are disclosed as unrecognized contractual commitments net of any prepayment, which are recognized as prepayment on fixed assets.

8.6    Dismantling provision

The asset dismantling obligations mainly relate to restoration of mobile telephony antenna sites, dismantling of telephone poles, treatment of electrical and electronic equipment waste and dismantling of telephone booths.

(in millions of euros)	2017	2016	2015
Dismantling provision in the opening balance	737	733	733
Provision releases with impact on income statement	(0)	-	(2)
Discounting with impact on income statement	11	10	12
Utilizations without impact on income statement	(20)	(23)	(27)
Additions with impact on assets	57	19	11
Changes in the scope of consolidation	-	-	(2)
Translation adjustment	4	(2)	(0)
Reclassifications and other items	-	-	8
Reclassification to assets held for sale	-	-	-
Dismantling provision in the closing balance	789	737	733
o/w non-current provision	774	716	715
o/w current provision	15	21	18

Accounting policies

The Group is required to dismantle technical equipment and restore technical sites.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, terminals and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current year, extrapolated for future years using the best estimate of the commitment settlement. This estimate is revised annually and adjusted where appropriate against the asset to which it relates. The provision is present-discounted at a rate set by geographical area and equal to the average rate of risk-free investments in 15-year State bonds.